Employee costs - Summary of Employee Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term employee benefits expense [abstract]
Wages and salaries	£ 6,750	£ 6,706	£ 6,110
Social security costs	862	818	763
Pension and other post-employment costs, including augmentations (Note 31)	368	356	369
Cost of share-based incentive plans	347	321	314
Severance and other costs from integration and restructuring activities	432	272	137
Employee costs	£ 8,759	£ 8,473	£ 7,693